SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	Jun. 30, 2026
Other Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimates of useful lives	10 years
Estimates of residual values	5.00%
Other Transportation Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimates of useful lives	10 years
Estimates of residual values	5.00%
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimates of useful lives	3 years
Estimates of residual values	5.00%